Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Central Index Key	0000794389
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
Tax-Exempt Fund of California® | Class A
Prospectus:
Trading Symbol	TAFTX
Tax-Exempt Fund of California® | Class B
Prospectus:
Trading Symbol	TECBX
Tax-Exempt Fund of California® | Class C
Prospectus:
Trading Symbol	TECCX
Tax-Exempt Fund of California® | Class F-1
Prospectus:
Trading Symbol	TECFX
Tax-Exempt Fund of California® | Class F-2
Prospectus:
Trading Symbol	TEFEX
Tax-Exempt Fund of California® | Class F-3
Prospectus:
Trading Symbol	EXCAX
Tax-Exempt Fund of California® | Class T
Prospectus:
Trading Symbol	TTCAX